Valuation Allowances and Qualifying Accounts	12 Months Ended
Dec. 31, 2015
Valuation Allowances and Qualifying Accounts

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

($ in thousands)		Additions
Description	Balance as of beginning of period	Charged to costs and expenses	Other additions	Deductions	Balance as of end of period
Year ended December 31, 2015
Allowance for estimated losses on mortgage loans	$0	$0	$0	$0	$0

Year ended December 31, 2014
Allowance for estimated losses on mortgage loans	$1,832	$(1,110)	$—	$722	$—

Year ended December 31, 2013
Allowance for estimated losses on mortgage loans	$—	$1,832	$—	$—	$1,832